Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of interests in other entities [Abstract]
Disclosure of interests in subsidiaries [text block]

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
Directly held:
Venetian Venture Development Intermediate Limited	Cayman Islands, June 21, 2002	Investment holding	US$1	100%
SCL IP Holdings, LLC	United States, September 29, 2009	Holder of trademark licenses	US$100	100%
Indirectly held:
Cotai Ferry Company Limited	Macao/Macao and Hong Kong, July 19, 2007	High speed ferry transportation services	MOP10,000,000	100%
Cotai Strip Lot 2 Apart Hotel (Macau) Limited	Macao, October 27, 2008	Hotel apartments	As at December 31, 2016: MOP4,100,000 MOP3,121,000 (preference shares)	100%
			As at December 31, 2017, 2018: MOP6,498,900 MOP722,100 (preference shares)	100%
Cotai Services (HK) Limited	Hong Kong, July 11, 2007	Investment holding	HK$1	100%
CotaiJet 311 Ltd.	Cayman Islands/Macao and Hong Kong, August 14, 2007	Ferry leasing	US$1	100%
CotaiJet 312 Ltd.	Cayman Islands/Macao and Hong Kong, August 14, 2007	Ferry leasing	US$1	100%
CotaiJet 313 Ltd.	Cayman Islands/Macao and Hong Kong, August 14, 2007	Ferry leasing	US$1	100%
CotaiJet 314 Ltd.	Cayman Islands/Macao and Hong Kong, September 12, 2007	Ferry leasing	US$1	100%
CotaiJet 315 Ltd.	Cayman Islands/Macao and Hong Kong, September 12, 2007	Ferry leasing	US$1	100%
CotaiJet 316 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing	US$1	100%
CotaiJet 317 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing	US$1	100%
CotaiJet 318 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing	US$1	100%
CotaiJet 319 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing	US$1	100%
CotaiJet 320 Ltd.	Cayman Islands/Macao and Hong Kong, October 8, 2007	Ferry leasing	US$1	100%
CotaiJet 350 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing	US$1	100%
CotaiJet 351 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing	US$1	100%
CotaiJet 352 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing	US$1	100%
CotaiJet 353 Ltd.	Cayman Islands/Macao and Hong Kong, January 21, 2008	Ferry leasing	US$1	100%
Cotaiwaterjet Sea Bridge 1 Ltd.	Cayman Islands/Macao and Hong Kong, October 27, 2015	Pontoon leasing	US$1	100%

Name	Place of incorporation or establishment/ operations and date of incorporation or establishment	Principal activities	Particulars of issued share/ registered capital	Effective interests held
Cotaiwaterjet Sea Bridge 2 Ltd.	Cayman Islands/Macao and Hong Kong, October 27, 2015	Pontoon leasing	US$1	100%
Sands Cotai East Holdings Limited	Cayman Islands/Macao, May 25, 2011	Holder of hotel franchise agreement	US$1	100%
Sands Cotai West Holdings Limited	Cayman Islands/Macao, May 25, 2011	Holder of hotel franchise agreement	US$1	100%
Sands Resorts Travel Limited	Hong Kong, February 29, 2016	Travel and tourism agency services	HK$500,000	100%
Sands Venetian Security Limited	Macao, June 22, 2011	Security services	MOP1,000,000	100%
Venetian Cotai Hotel Management Limited	Macao, March 12, 2008	Human resources administration	MOP500,000	100%
Venetian Cotai Limited	Macao, November 11, 2004	Hotels, restaurants, shopping mall, and conference and convention	MOP200,000,000	100%
Venetian Macau Limited (Note (i))	Macao, June 21, 2002	Gaming and other related activities	MOP200,000,000	100%
Venetian Orient Limited	Macao, February 2, 2006	Hotels, restaurants, shopping mall, and conference and convention	MOP100,000	100%
Venetian Retail Limited	Macao, June 15, 2007	Mall management	MOP1,500,000	100%
Venetian Travel Limited	Macao, October 16, 2006	Travel and tourism agency services	MOP2,400,000	100%
V-HK Services Limited	Hong Kong, September 6, 2004	Marketing and customer development services for VML	HK$1	100%
VML US Finance LLC	United States, January 3, 2006	Financing	Nil	100%
Zhuhai Cotai Information Services Outsourcing Co., Ltd. (Note (ii))	PRC, September 30, 2010	Outsourcing services, including information technology, accounting, hotel reservation and marketing	US$800,000	100%
Zhuhai Cotai Logistics Hotel Services Co., Ltd. (Note (ii))	PRC, September 27, 2007	Procurement, marketing and administrative services	US$4,500,000	100%
____________________
Notes:

(i)
10% of the company’s issued share capital is held through a usufruct agreement whereby VVDIL has the sole and exclusive benefit. Accordingly, the profits and losses and assets and liabilities of the company have been consolidated as to 100% thereof into the consolidated financial statements.

(ii)	These entities are wholly foreign owned enterprises established in the PRC.